Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,086,000.00
Previously Paid Amount	0.00
Total Fee Amount	181.48
Total Offset Amount	0.00
Net Fee	181.48
Narrative - Max Aggregate Offering Price	$ 2,086,000.00
Final Prospectus	true